INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 15,417,507		$ 25,061,656
Land		2,233,501		3,946,472
Other assets		5,714,977		9,018,956
Operating Limited Partnerships Assets		23,365,985		38,027,084
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		35,762,133		54,449,327
Accounts payable and accrued expenses		674,710		859,815
Other liabilities		2,410,449		3,594,946
Operating Limited Partnerships Liabilities		38,847,292		58,904,088
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	$ (14,080,377)	(14,080,377)	$ (18,815,771)	(18,815,771)
Other partners		(1,400,930)		(2,061,233)
Operating Limited Partnerships Partners Capital		(15,481,307)		(20,877,004)
Operating Limited Partnerships Liabilities And Stockholders Equity		23,365,985		38,027,084
Series Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Operating Limited Partnerships Assets		0		0
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Operating Limited Partnerships Liabilities		0		0
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	0	0
Other partners		0		0
Operating Limited Partnerships Partners Capital		0		0
Operating Limited Partnerships Liabilities And Stockholders Equity		0		0
Series Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,797,027		4,880,247
Land		489,543		584,543
Other assets		1,361,315		1,608,438
Operating Limited Partnerships Assets		5,647,885		7,073,228
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,811,553		10,308,002
Accounts payable and accrued expenses		169,638		208,717
Other liabilities		1,015,830		1,010,611
Operating Limited Partnerships Liabilities		9,997,021		11,527,330
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,279,798)	(3,279,798)	(3,380,021)	(3,380,021)
Other partners		(1,069,338)		(1,074,081)
Operating Limited Partnerships Partners Capital		(4,349,136)		(4,454,102)
Operating Limited Partnerships Liabilities And Stockholders Equity		5,647,885		7,073,228
Series Ten [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		3,615,536
Land		0		520,600
Other assets		0		1,092,354
Operating Limited Partnerships Assets		0		5,228,490
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		7,382,957
Accounts payable and accrued expenses		0		50,323
Other liabilities		0		214,628
Operating Limited Partnerships Liabilities		0		7,647,908
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	(2,451,049)	(2,451,049)
Other partners		0		31,631
Operating Limited Partnerships Partners Capital		0		(2,419,418)
Operating Limited Partnerships Liabilities And Stockholders Equity		0		5,228,490
Series Eleven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,700,379		4,789,805
Land		627,299		902,299
Other assets		1,920,179		2,351,427
Operating Limited Partnerships Assets		6,247,857		8,043,531
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,368,777		11,714,221
Accounts payable and accrued expenses		80,458		140,312
Other liabilities		375,730		785,504
Operating Limited Partnerships Liabilities		9,824,965		12,640,037
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,517,469)	(3,517,469)	(4,177,690)	(4,177,690)
Other partners		(59,639)		(418,816)
Operating Limited Partnerships Partners Capital		(3,577,108)		(4,596,506)
Operating Limited Partnerships Liabilities And Stockholders Equity		6,247,857		8,043,531
Series Twelve [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,598,582		3,545,019
Land		383,703		658,703
Other assets		835,067		1,318,581
Operating Limited Partnerships Assets		3,817,352		5,522,303
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,217,054		8,561,820
Accounts payable and accrued expenses		212,976		217,123
Other liabilities		461,743		854,304
Operating Limited Partnerships Liabilities		6,891,773		9,633,247
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,106,095)	(3,106,095)	(3,576,867)	(3,576,867)
Other partners		31,674		(534,077)
Operating Limited Partnerships Partners Capital		(3,074,421)		(4,110,944)
Operating Limited Partnerships Liabilities And Stockholders Equity		3,817,352		5,522,303
Series Fourteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,321,519		8,231,049
Land		732,956		1,280,327
Other assets		1,598,416		2,648,156
Operating Limited Partnerships Assets		7,652,891		12,159,532
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,364,749		16,482,327
Accounts payable and accrued expenses		211,638		243,340
Other liabilities		557,146		729,899
Operating Limited Partnerships Liabilities		12,133,533		17,455,566
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	$ (4,177,015)	(4,177,015)	$ (5,230,144)	(5,230,144)
Other partners		(303,627)		(65,890)
Operating Limited Partnerships Partners Capital		(4,480,642)		(5,296,034)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 7,652,891		$ 12,159,532